Average Annual Total Returns - VIPBalancedPortfolio-InvestorPRO - VIPBalancedPortfolio-InvestorPRO - VIP Balanced Portfolio	Apr. 29, 2024
VIP Balanced Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	21.42%
Past 5 years	12.35%
Past 10 years	8.99%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0021
Average Annual Return:
Past 1 year	17.67%
Past 5 years	9.98%
Past 10 years	8.09%